Document and Entity Information	12 Months Ended
Aug. 03, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Aug 3, 2012
Document Effective Date	Aug 3, 2012
Prospectus Date	Aug 3, 2012

Class C Prospectus | CRAWFORD DIVIDEND GROWTH FUND
SUMMARY SECTION
Investment Objective
The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is to provide attractive long-term total return with below market risk, as measured by standard deviation. Total return is comprised of both capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Class C Prospectus CRAWFORD DIVIDEND GROWTH FUND CLASS C
Maximum Deferred Sales Charge (Load)	[1]	1.00%
Redemption Fee		none
[1]	The Fund charges this fee if Class C shares are redeemed before the first anniversary of the purchase date.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class C Prospectus CRAWFORD DIVIDEND GROWTH FUND CLASS C
Management Fees	[1]	0.50%
Distribution (12b-1) Fees		1.00%
Other Expenses		0.60%
Total Annual Fund Operating Expenses		2.10%
Fee Waiver/Expense Reimbursement	[2]	(0.12%)
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement		1.98%
[1]	Restated to reflect reduction in management fees.
[2]	The Fund's advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; any 12b-1 fees; any indirect expenses, such as fees and expenses of acquired funds; and extraordinary litigation expenses) do not exceed 0.98% of the Fund's average daily net assets through April 30, 2014. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement by the advisor is subject to recoupment by the advisor within three years, provided that the Fund is able to make the repayment without exceeding the applicable expense cap.

Expense Example
This Example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class C shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class C operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Prospectus CRAWFORD DIVIDEND GROWTH FUND CLASS C	201	646	1,118	2,422

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.47% of the average value of its portfolio.
Principal Investment Strategies
               The Fund’s assets are invested primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. The Fund’s advisor, Crawford Investment Counsel, Inc. (the “Advisor”), manages the Fund using its Dividend Growth equity strategy that it has used to manage separate accounts since 1980. The Advisor believes that investing for the long-term in companies with sound management, strong balance sheets, and the ability to produce consistent earnings and dividends is a low risk means of building wealth. The Advisor utilizes a bottom-up, value -oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the market prices do not reflect their true values.

               The Advisor believes that by focusing on companies that have consistently increasing earnings and stable-to-rising dividends from one year to the next, the Fund’s portfolio companies will tend to be less volatile than the equity market in general. The Advisor also believes that the consistency and stability of these companies causes them to have less earnings variability than other companies, which also leads to less stock price volatility than the market, because investors can be more confident in their expected results.

               The Fund’s investment strategy has been consistently employed since its inception in January 2004. As demonstrated by the table below, volatility of the Fund’s quarterly share price from the last day of the first quarter of 2004 to June 30, 2012 has been less than the volatility of the benchmarks’ quarterly returns, shown on an annualized basis as follows:

Annualized Standard Deviation*

Crawford Dividend Growth Fund	15.21
S&P 500	17.44
Russell 1000 Value	18.67

*             The Fund’s quarterly share price fluctuates, and it has exceeded (and will exceed) the volatility of its benchmarks during certain quarters. Past results are no guarantee of future results.

               The Fund expects to be fully invested in common stocks of dividend-paying companies. Historically, the Fund consistently has invested at least 90% of its assets in dividend-paying stocks other than as a result of cash balances that arise due to the day-to-day management of the Fund’s portfolio and cash flows in and out of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. The Fund may invest its assets in securities of U.S. and foreign companies.

The Fund will not invest more than 5% of its assets in any one issuer. Certain economic sectors may be over-weighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the S&P 500, or two times the weighting of that sector in the S&P 500, whichever is greater. The Advisor intends to purchase securities only for the long-term. As a result, the Advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.
Principal Risks
               All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market.
  Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.
  Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.
  Investment Company Securities Risk. When the Fund invests in another investment company, such as a money market mutual fund, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.

Performance
The bar chart below shows how the Fund’s Class C investment results have varied from year to year. The table below shows how the Fund’s Class C average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in Class C shares of the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:	4th Quarter, 2010, 11.63%
Worst Quarter:	4th Quarter, 2008, -21.00%

The Fund’s return for the year to date through June 30, 2012 was 5.58%.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class C Prospectus CRAWFORD DIVIDEND GROWTH FUND	One Year	Five Years	Since Inception	Inception Date
CLASS C	(1.20%)	(1.68%)	1.29%	Jan 27, 2004
CLASS C Return After Taxes on Distributions	(1.44%)	(2.08%)	0.94%	Jan 27, 2004
CLASS C Return After Taxes on Distributions and Sale of Fund Shares	(1.78%)	(1.61%)	0.93%	Jan 27, 2004
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	3.28%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	(3.22%)

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestment.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug 3, 2012
Class C Prospectus | CRAWFORD DIVIDEND GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is to provide attractive long-term total return with below market risk, as measured by standard deviation. Total return is comprised of both capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.47%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class C shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class C operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s assets are invested primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. The Fund’s advisor, Crawford Investment Counsel, Inc. (the “Advisor”), manages the Fund using its Dividend Growth equity strategy that it has used to manage separate accounts since 1980. The Advisor believes that investing for the long-term in companies with sound management, strong balance sheets, and the ability to produce consistent earnings and dividends is a low risk means of building wealth. The Advisor utilizes a bottom-up, value -oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the market prices do not reflect their true values.

               The Advisor believes that by focusing on companies that have consistently increasing earnings and stable-to-rising dividends from one year to the next, the Fund’s portfolio companies will tend to be less volatile than the equity market in general. The Advisor also believes that the consistency and stability of these companies causes them to have less earnings variability than other companies, which also leads to less stock price volatility than the market, because investors can be more confident in their expected results.

               The Fund’s investment strategy has been consistently employed since its inception in January 2004. As demonstrated by the table below, volatility of the Fund’s quarterly share price from the last day of the first quarter of 2004 to June 30, 2012 has been less than the volatility of the benchmarks’ quarterly returns, shown on an annualized basis as follows:

Annualized Standard Deviation*

Crawford Dividend Growth Fund	15.21
S&P 500	17.44
Russell 1000 Value	18.67

*             The Fund’s quarterly share price fluctuates, and it has exceeded (and will exceed) the volatility of its benchmarks during certain quarters. Past results are no guarantee of future results.

               The Fund expects to be fully invested in common stocks of dividend-paying companies. Historically, the Fund consistently has invested at least 90% of its assets in dividend-paying stocks other than as a result of cash balances that arise due to the day-to-day management of the Fund’s portfolio and cash flows in and out of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. The Fund may invest its assets in securities of U.S. and foreign companies.

		The Fund will not invest more than 5% of its assets in any one issuer. Certain economic sectors may be over-weighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the S&P 500, or two times the weighting of that sector in the S&P 500, whichever is greater. The Advisor intends to purchase securities only for the long-term. As a result, the Advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market.
  Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.
  Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.
  Investment Company Securities Risk. When the Fund invests in another investment company, such as a money market mutual fund, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s Class C investment results have varied from year to year. The table below shows how the Fund’s Class C average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in Class C shares of the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s Class C investment results have varied from year to year. The table below shows how the Fund’s Class C average annual total returns compare over time to those of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 431-1716
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crawfordinvestment.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this time period were:

Best Quarter:	4th Quarter, 2010, 11.63%
Worst Quarter:	4th Quarter, 2008, -21.00%

		The Fund’s return for the year to date through June 30, 2012 was 5.58%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestment.com.
Class C Prospectus | CRAWFORD DIVIDEND GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.98%
1 Year	rr_ExpenseExampleYear01	201
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	1,118
10 Years	rr_ExpenseExampleYear10	2,422
2005	rr_AnnualReturn2005	(4.54%)
2006	rr_AnnualReturn2006	16.02%
2007	rr_AnnualReturn2007	0.11%
2008	rr_AnnualReturn2008	(29.41%)
2009	rr_AnnualReturn2009	16.53%
2010	rr_AnnualReturn2010	12.91%
2011	rr_AnnualReturn2011	(1.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.00%)
One Year	rr_AverageAnnualReturnYear01	(1.20%)
Five Years	rr_AverageAnnualReturnYear05	(1.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 27, 2004
Class C Prospectus | CRAWFORD DIVIDEND GROWTH FUND | Return After Taxes on Distributions | CLASS C
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.44%)
Five Years	rr_AverageAnnualReturnYear05	(2.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 27, 2004
Class C Prospectus | CRAWFORD DIVIDEND GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | CLASS C
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.78%)
Five Years	rr_AverageAnnualReturnYear05	(1.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 27, 2004
Class C Prospectus | CRAWFORD DIVIDEND GROWTH FUND | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Class C Prospectus | CRAWFORD DIVIDEND GROWTH FUND | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.39%
Five Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.22%)

[1]	The Fund charges this fee if Class C shares are redeemed before the first anniversary of the purchase date.
[2]	Restated to reflect reduction in management fees.
[3]	The Fund's advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; any 12b-1 fees; any indirect expenses, such as fees and expenses of acquired funds; and extraordinary litigation expenses) do not exceed 0.98% of the Fund's average daily net assets through April 30, 2014. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement by the advisor is subject to recoupment by the advisor within three years, provided that the Fund is able to make the repayment without exceeding the applicable expense cap.

Class I Prospectus | CRAWFORD DIVIDEND GROWTH FUND
SUMMARY SECTION
Investment Objective
The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is to provide attractive long-term total return with below market risk, as measured by standard deviation. Total return is comprised of both capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class I Prospectus CRAWFORD DIVIDEND GROWTH FUND CLASS I
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class I Prospectus CRAWFORD DIVIDEND GROWTH FUND CLASS I
Management Fees	[1]	0.50%
Distribution and Shareholder Service (12b-1) Fees		none
Other Expenses		0.57%
Total Annual Fund Operating Expenses		1.07%
Fee Waiver/Expense Reimbursement	[2]	(0.09%)
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement		0.98%
[1]	Restated to reflect reduction in management fees.
[2]	The Fund's advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; any 12b-1 fees; any indirect expenses, such as fees and expenses of acquired funds; and extraordinary litigation expenses) do not exceed 0.98% of the Fund's average daily net assets through April 30, 2014. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement by the advisor is subject to recoupment by the advisor within three years, provided that the Fund is able to make the repayment without exceeding the applicable expense cap.

Expense Example
This Example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class I shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class I operating expenses remain the same. Only the 1-year number shown below reflects the Advisor's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Prospectus CRAWFORD DIVIDEND GROWTH FUND CLASS I	100	331	581	1,298

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.47% of the average value of its portfolio.
Principal Investment Strategies
               The Fund’s assets are invested primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. The Fund’s advisor, Crawford Investment Counsel, Inc. (the “Advisor”), manages the Fund using its Dividend Growth equity strategy that it has used to manage separate accounts since 1980. The Advisor believes that investing for the long-term in companies with sound management, strong balance sheets, and the ability to produce consistent earnings and dividends is a low risk means of building wealth. The Advisor utilizes a bottom-up, value -oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the market prices do not reflect their true values.

               The Advisor believes that by focusing on companies that have consistently increasing earnings and stable-to-rising dividends from one year to the next, the Fund’s portfolio companies will tend to be less volatile than the equity market in general. The Advisor also believes that the consistency and stability of these companies causes them to have less earnings variability than other companies, which also leads to less stock price volatility than the market, because investors can be more confident in their expected results.

               The Fund’s investment strategy has been consistently employed since its inception in January 2004. As demonstrated by the table below, volatility of the Fund’s quarterly share price from the last day of the first quarter of 2004 to June 30, 2012 has been less than the volatility of the benchmarks’ quarterly returns, shown on an annualized basis as follows:

Annualized Standard Deviation*

Crawford Dividend Growth Fund	15.21
S&P 500	17.44
Russell 1000 Value	18.67

*             The Fund’s quarterly share price fluctuates, and it has exceeded (and will exceed) the volatility of its benchmarks during certain quarters. Past results are no guarantee of future results.

               The Fund expects to be fully invested in common stocks of dividend-paying companies. Historically, the Fund consistently has invested at least 90% of its assets in dividend-paying stocks other than as a result of cash balances that arise due to the day-to-day management of the Fund’s portfolio and cash flows in and out of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. The Fund may invest its assets in securities of U.S. and foreign companies.

The Fund will not invest more than 5% of its assets in any one issuer. Certain economic sectors may be over-weighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the S&P 500, or two times the weighting of that sector in the S&P 500, whichever is greater. The Advisor intends to purchase securities only for the long-term. As a result, the Advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.
Principal Risks
                All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market.
  Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.
  Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.
  Investment Company Securities Risk. When the Fund invests in another investment company, such as a money market mutual fund, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.

Performance
The bar chart below shows how the Fund’s Class I investment results have varied from year to year. The table below shows how the Fund’s Class I average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in Class I shares of the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:	4th Quarter, 2010, 12.70%
Worst Quarter:	4th Quarter, 2008, -20.78%

The Fund’s return for the year to date through June 30, 2012 was 6.17%.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class I Prospectus CRAWFORD DIVIDEND GROWTH FUND	One Year	Five Years	Since Inception	Inception Date
CLASS I	(0.31%)	(0.76%)	2.52%	Jan 5, 2004
CLASS I Return After Taxes on Distributions	(0.89%)	(1.46%)	1.90%	Jan 5, 2004
CLASS I Return After Taxes on Distributions and Sale of Fund Shares	(0.21%)	(1.01%)	1.83%	Jan 5, 2004
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	3.51%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	3.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestment.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug 3, 2012
Class I Prospectus | CRAWFORD DIVIDEND GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is to provide attractive long-term total return with below market risk, as measured by standard deviation. Total return is comprised of both capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.47%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class I shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class I operating expenses remain the same. Only the 1-year number shown below reflects the Advisor's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s assets are invested primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. The Fund’s advisor, Crawford Investment Counsel, Inc. (the “Advisor”), manages the Fund using its Dividend Growth equity strategy that it has used to manage separate accounts since 1980. The Advisor believes that investing for the long-term in companies with sound management, strong balance sheets, and the ability to produce consistent earnings and dividends is a low risk means of building wealth. The Advisor utilizes a bottom-up, value -oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the market prices do not reflect their true values.

               The Advisor believes that by focusing on companies that have consistently increasing earnings and stable-to-rising dividends from one year to the next, the Fund’s portfolio companies will tend to be less volatile than the equity market in general. The Advisor also believes that the consistency and stability of these companies causes them to have less earnings variability than other companies, which also leads to less stock price volatility than the market, because investors can be more confident in their expected results.

               The Fund’s investment strategy has been consistently employed since its inception in January 2004. As demonstrated by the table below, volatility of the Fund’s quarterly share price from the last day of the first quarter of 2004 to June 30, 2012 has been less than the volatility of the benchmarks’ quarterly returns, shown on an annualized basis as follows:

Annualized Standard Deviation*

Crawford Dividend Growth Fund	15.21
S&P 500	17.44
Russell 1000 Value	18.67

*             The Fund’s quarterly share price fluctuates, and it has exceeded (and will exceed) the volatility of its benchmarks during certain quarters. Past results are no guarantee of future results.

               The Fund expects to be fully invested in common stocks of dividend-paying companies. Historically, the Fund consistently has invested at least 90% of its assets in dividend-paying stocks other than as a result of cash balances that arise due to the day-to-day management of the Fund’s portfolio and cash flows in and out of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. The Fund may invest its assets in securities of U.S. and foreign companies.

		The Fund will not invest more than 5% of its assets in any one issuer. Certain economic sectors may be over-weighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the S&P 500, or two times the weighting of that sector in the S&P 500, whichever is greater. The Advisor intends to purchase securities only for the long-term. As a result, the Advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market.
  Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.
  Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.
  Investment Company Securities Risk. When the Fund invests in another investment company, such as a money market mutual fund, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s Class I investment results have varied from year to year. The table below shows how the Fund’s Class I average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in Class I shares of the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s Class I investment results have varied from year to year. The table below shows how the Fund’s Class I average annual total returns compare over time to those of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 431-1716
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crawfordinvestment.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this time period were:

Best Quarter:	4th Quarter, 2010, 12.70%
Worst Quarter:	4th Quarter, 2008, -20.78%

		The Fund’s return for the year to date through June 30, 2012 was 6.17%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestment.com.
Class I Prospectus | CRAWFORD DIVIDEND GROWTH FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	581
10 Years	rr_ExpenseExampleYear10	1,298
2004	rr_AnnualReturn2004	12.62%
2005	rr_AnnualReturn2005	(3.74%)
2006	rr_AnnualReturn2006	16.86%
2007	rr_AnnualReturn2007	1.20%
2008	rr_AnnualReturn2008	(28.60%)
2009	rr_AnnualReturn2009	17.37%
2010	rr_AnnualReturn2010	14.01%
2011	rr_AnnualReturn2011	(0.31%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.78%)
One Year	rr_AverageAnnualReturnYear01	(0.31%)
Five Years	rr_AverageAnnualReturnYear05	(0.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2004
Class I Prospectus | CRAWFORD DIVIDEND GROWTH FUND | Return After Taxes on Distributions | CLASS I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.89%)
Five Years	rr_AverageAnnualReturnYear05	(1.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2004
Class I Prospectus | CRAWFORD DIVIDEND GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.21%)
Five Years	rr_AverageAnnualReturnYear05	(1.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2004
Class I Prospectus | CRAWFORD DIVIDEND GROWTH FUND | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Class I Prospectus | CRAWFORD DIVIDEND GROWTH FUND | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.39%
Five Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%

[1]	Restated to reflect reduction in management fees.
[2]	The Fund's advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; any 12b-1 fees; any indirect expenses, such as fees and expenses of acquired funds; and extraordinary litigation expenses) do not exceed 0.98% of the Fund's average daily net assets through April 30, 2014. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement by the advisor is subject to recoupment by the advisor within three years, provided that the Fund is able to make the repayment without exceeding the applicable expense cap.

Class R Prospectus | CRAWFORD DIVIDEND GROWTH FUND
SUMMARY SECTION
Investment Objective
The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is to provide attractive long-term total return with below market risk, as measured by standard deviation. Total return is comprised of both capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class R Prospectus CRAWFORD DIVIDEND GROWTH FUND Class R
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class R Prospectus CRAWFORD DIVIDEND GROWTH FUND Class R
Management Fees		0.50%
Distribution and Shareholder Service (12b-1) Fees		none
Other Expenses	[1]	0.82%
Total Annual Fund Operating Expenses		1.32%
Fee Waiver/Expense Reimbursement	[2]	(0.09%)
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement		1.23%
[1]	"Other Expenses" are estimated for the first year of operations. "Total Annual Operating Expenses" for Class R Shares have been estimated based on the advisor's agreement to cap certain expenses at 0.98%, plus an administrative services fee of 0.25%, which is excluded from the expense cap, for a total of 1.23%.
[2]	The Fund's advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan; borrowing costs; taxes; any 12b-1 fees; any indirect expenses, such as fees and expenses of acquired funds; and extraordinary litigation expenses) do not exceed 0.98% of the Fund's average daily net assets through April 30, 2014. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement by the advisor is subject to recoupment by the advisor within three years, provided that the Fund is able to make the repayment without exceeding the applicable expense cap.

Expense Example
This Example is intended to help you compare the cost of investing in Class R shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class R shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class R operating expenses remain the same. Only the 1 year number shown below reflects the Advisor's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class R Prospectus CRAWFORD DIVIDEND GROWTH FUND Class R	125	409	715	1,582

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.47% of the average value of its portfolio.
Principal Investment Strategies
               The Fund’s assets are invested primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. The Fund’s advisor, Crawford Investment Counsel, Inc. (the “Advisor”), manages the Fund using its Dividend Growth equity strategy that it has used to manage separate accounts since 1980. The Advisor believes that investing for the long-term in companies with sound management, strong balance sheets, and the ability to produce consistent earnings and dividends is a low risk means of building wealth. The Advisor utilizes a bottom-up, value -oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the market prices do not reflect their true values.

               The Advisor believes that by focusing on companies that have consistently increasing earnings and stable-to-rising dividends from one year to the next, the Fund’s portfolio companies will tend to be less volatile than the equity market in general. The Advisor also believes that the consistency and stability of these companies causes them to have less earnings variability than other companies, which also leads to less stock price volatility than the market, because investors can be more confident in their expected results.

               The Fund’s investment strategy has been consistently employed since its inception in January 2004. As demonstrated by the table below, volatility of the Fund’s quarterly share price from the last day of the first quarter of 2004 to June 30, 2012 has been less than the volatility of the benchmarks’ quarterly returns, shown on an annualized basis as follows:

Annualized Standard Deviation*
Crawford Dividend Growth Fund	15.21
S&P 500	17.44
Russell 1000 Value	18.67

*             The Fund’s quarterly share price fluctuates, and it has exceeded (and will exceed) the volatility of its benchmarks during certain quarters. Past results are no guarantee of future results.

               The Fund expects to be fully invested in common stocks of dividend-paying companies. Historically, the Fund consistently has invested at least 90% of its assets in dividend-paying stocks other than as a result of cash balances that arise due to the day-to-day management of the Fund’s portfolio and cash flows in and out of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. The Fund may invest its assets in securities of U.S. and foreign companies.

The Fund will not invest more than 5% of its assets in any one issuer. Certain economic sectors may be over-weighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the S&P 500, or two times the weighting of that sector in the S&P 500, whichever is greater. The Advisor intends to purchase securities only for the long-term. As a result, the Advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.
Principal Risks
               All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market.
  Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.
  Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.
  Investment Company Securities Risk. When the Fund invests in another investment company, such as a money market mutual fund, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.

Performance
               The bar chart below shows how the Fund’s Class I1 investment results have varied from year to year. The table below shows how the Fund’s Class I average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in Class I shares of the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

[1]

Returns are shown for Class I shares of the Fund, without adjusting for the expenses of the new Class R shares. Class I shares were first offered to the public on January 5, 2004 and are not offered in this prospectus. Class R shares would have had substantially similar annual returns during the periods presented because all shareholders are invested in the same portfolio of securities. Class R returns will differ only to the extent that the classes have different expenses.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:	4th Quarter, 2010, 12.70%
Worst Quarter:	4th Quarter, 2008, -20.78%

The Fund’s return for the year to date through June 30, 2012 was 6.17%.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class R Prospectus CRAWFORD DIVIDEND GROWTH FUND	One Year	Five Years	Since Inception	Inception Date
CLASS I shares	(0.31%)	(0.76%)	2.52%	Jan 5, 2004
CLASS I shares Return After Taxes on Distributions	(0.89%)	(1.46%)	1.90%	Jan 5, 2004
CLASS I shares Return After Taxes on Distributions and Sale of Fund Shares	(0.21%)	(1.01%)	1.83%	Jan 5, 2004
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	3.51%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	3.70%

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestment.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug 3, 2012
Class R Prospectus | CRAWFORD DIVIDEND GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is to provide attractive long-term total return with below market risk, as measured by standard deviation. Total return is comprised of both capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.47%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	”Other Expenses” are estimated for the first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class R shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class R shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class R operating expenses remain the same. Only the 1 year number shown below reflects the Advisor's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s assets are invested primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. The Fund’s advisor, Crawford Investment Counsel, Inc. (the “Advisor”), manages the Fund using its Dividend Growth equity strategy that it has used to manage separate accounts since 1980. The Advisor believes that investing for the long-term in companies with sound management, strong balance sheets, and the ability to produce consistent earnings and dividends is a low risk means of building wealth. The Advisor utilizes a bottom-up, value -oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the market prices do not reflect their true values.

               The Advisor believes that by focusing on companies that have consistently increasing earnings and stable-to-rising dividends from one year to the next, the Fund’s portfolio companies will tend to be less volatile than the equity market in general. The Advisor also believes that the consistency and stability of these companies causes them to have less earnings variability than other companies, which also leads to less stock price volatility than the market, because investors can be more confident in their expected results.

               The Fund’s investment strategy has been consistently employed since its inception in January 2004. As demonstrated by the table below, volatility of the Fund’s quarterly share price from the last day of the first quarter of 2004 to June 30, 2012 has been less than the volatility of the benchmarks’ quarterly returns, shown on an annualized basis as follows:

Annualized Standard Deviation*
Crawford Dividend Growth Fund	15.21
S&P 500	17.44
Russell 1000 Value	18.67

*             The Fund’s quarterly share price fluctuates, and it has exceeded (and will exceed) the volatility of its benchmarks during certain quarters. Past results are no guarantee of future results.

               The Fund expects to be fully invested in common stocks of dividend-paying companies. Historically, the Fund consistently has invested at least 90% of its assets in dividend-paying stocks other than as a result of cash balances that arise due to the day-to-day management of the Fund’s portfolio and cash flows in and out of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. The Fund may invest its assets in securities of U.S. and foreign companies.

		The Fund will not invest more than 5% of its assets in any one issuer. Certain economic sectors may be over-weighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the S&P 500, or two times the weighting of that sector in the S&P 500, whichever is greater. The Advisor intends to purchase securities only for the long-term. As a result, the Advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market.
  Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.
  Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.
  Investment Company Securities Risk. When the Fund invests in another investment company, such as a money market mutual fund, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s Class I1 investment results have varied from year to year. The table below shows how the Fund’s Class I average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in Class I shares of the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

[1]

Returns are shown for Class I shares of the Fund, without adjusting for the expenses of the new Class R shares. Class I shares were first offered to the public on January 5, 2004 and are not offered in this prospectus. Class R shares would have had substantially similar annual returns during the periods presented because all shareholders are invested in the same portfolio of securities. Class R returns will differ only to the extent that the classes have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s Class I investment results have varied from year to year. The table below shows how the Fund’s Class I average annual total returns compare over time to those of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 431-1716
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crawfordinvestment.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this time period were:

Best Quarter:	4th Quarter, 2010, 12.70%
Worst Quarter:	4th Quarter, 2008, -20.78%

		The Fund’s return for the year to date through June 30, 2012 was 6.17%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestment.com.
Class R Prospectus | CRAWFORD DIVIDEND GROWTH FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	715
10 Years	rr_ExpenseExampleYear10	1,582
Class R Prospectus | CRAWFORD DIVIDEND GROWTH FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	12.62%
2005	rr_AnnualReturn2005	(3.74%)
2006	rr_AnnualReturn2006	16.86%
2007	rr_AnnualReturn2007	1.20%
2008	rr_AnnualReturn2008	(28.60%)
2009	rr_AnnualReturn2009	17.37%
2010	rr_AnnualReturn2010	14.01%
2011	rr_AnnualReturn2011	(0.31%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.78%)
One Year	rr_AverageAnnualReturnYear01	(0.31%)
Five Years	rr_AverageAnnualReturnYear05	(0.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2004
Class R Prospectus | CRAWFORD DIVIDEND GROWTH FUND | Return After Taxes on Distributions | CLASS I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.89%)
Five Years	rr_AverageAnnualReturnYear05	(1.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2004
Class R Prospectus | CRAWFORD DIVIDEND GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.21%)
Five Years	rr_AverageAnnualReturnYear05	(1.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2004
Class R Prospectus | CRAWFORD DIVIDEND GROWTH FUND | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Class R Prospectus | CRAWFORD DIVIDEND GROWTH FUND | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.39%
Five Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%

[1]	"Other Expenses" are estimated for the first year of operations. "Total Annual Operating Expenses" for Class R Shares have been estimated based on the advisor's agreement to cap certain expenses at 0.98%, plus an administrative services fee of 0.25%, which is excluded from the expense cap, for a total of 1.23%.
[2]	The Fund's advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan; borrowing costs; taxes; any 12b-1 fees; any indirect expenses, such as fees and expenses of acquired funds; and extraordinary litigation expenses) do not exceed 0.98% of the Fund's average daily net assets through April 30, 2014. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement by the advisor is subject to recoupment by the advisor within three years, provided that the Fund is able to make the repayment without exceeding the applicable expense cap.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug 3, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 3, 2012